Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 – Related Party Transactions

As discussed in Note 8, Mr. Destler agreed to transfer voting control (while retaining ownership) of his shares of common stock and Series A Preferred Stock, to the board of directors of Opti-Harvest. Accordingly, Jeffrey Klausner, Opti-Harvest’s, sole director is the sole trustee of a Voting Trust Agreement, dated December 23, 2022, by and among Opti-Harvest, Inc., Mr. Destler, entities Mr. Destler controls, Mr. Destler’s spouse, and Mr. Klausner, pursuant to which Mr. Klausner, on behalf of Opti-Harvest, votes Mr. Destler’s shares of common stock and Series A Preferred Stock. On January 9, 2023, the Company issued Mr. Klausner 16,965 shares of common stock, with an estimated fair value of $200,000, as consideration for agreeing to act as the trustee for a term of one year under the Voting Trust Agreement.

On March 31, 2023, Mr. Destler paid a Company vendor $5,000. The $5,000 advance is non-interest bearing and due on demand, and remains outstanding at September 30, 2023.

On April 5, 2023, Mr. Destler advanced the Company $20,000. The $20,000 advance is non-interest bearing and due on demand, and remains outstanding at September 30, 2023.

On July 20, 2023, Geoff Andersen, the Company’s CEO, advanced the Company $10,000. The $10,000 advance is non-interest bearing and due on demand, and remains outstanding at September 30, 2023.

On September 19, 2023, Donald Danks, a former director of the Company, advanced the Company $40,000. The $40,000 advance is non-interest bearing and due on demand, and remains outstanding at September 30, 2023.

Note 11 – Related Party Transactions

On July 14, 2021, the Company entered into a three-year consulting agreement (the “Agreement”) with Geoffrey Andersen, the Company’s Chief Executive Officer effective on December 8, 2022. The Agreement was for Mr. Andersen to serve on the Company’s Advisory Board and provide services as defined in the Agreement. Per the terms of the Agreement, the Company issued 4,242 restricted shares of common stock to Mr. Andersen, with a fair value at grant date was approximately $25,000, and granted options, contingent on the achievement of defined milestones, to purchase 8,483 shares of the Company’s common stock on January 1, 2022, options to purchase 10,179 shares of the Company’s common stock on July 1, 2022, options to purchase 10,179 shares of the Company’s common stock on January 1, 2023, and options to purchase 10,179 shares of the Company’s common stock on July 1, 2023. On July 14, 2022, the contingent options had not been granted, and the Company and Mr. Andersen agreed to terminate the Agreement.

On July 15, 2022, the Company entered into a one-year consulting agreement (the “Agreement”), with automatic annual renewals, with Mr. Andersen for which he is to serve on the Company’s Advisory Board and provide services as defined in the Agreement. Per the terms of the Agreement, the Company is to pay Mr. Andersen $2,500 per calendar quarter and granted Mr. Andersen options to purchase 1,697 shares of the Company’s common stock, with a five (5) year life, vesting over a twelve (12) month period, and exercisable at $9.90 per share. Mr. Andersen will be granted an additional aggregate 1,697 options to purchase shares on each automatic contract renewal period. The total fair value of these options at grant date was approximately $10,000, which was determined using a Black-Scholes-Merton option pricing model with the following weighted average assumption: fair value of our stock price of $9.90 per share based on recent private sales of our stock, expected term of five years, volatility of 110%, dividend rate of 0%, and risk-free interest rate of 0.90%.

Furthermore, Mr. Andersen was granted 9,848 options to purchase 9,848 shares of the Company’s common stock, with a five (5) year life, immediate vesting, and exercisable at $5.90 per share. The total fair value of these options at grant date was approximately $52,000, which was determined using a Black-Scholes-Merton option pricing model with the following weighted average assumption: fair value of our stock price of $9.90 per share based on recent private sales of our stock, expected term of five years, volatility of 110%, dividend rate of 0%, and risk-free interest rate of 0.90%. During the year ended December 31, 2022, the Company recognized $52,000 of compensation expense relating to vested stock options.

Both Yosepha Shahak Ravid and Nicholas Booth are members of DisperSolar LLC, a California limited liability company (“DisperSolar”) and are named inventors of the acquired patents from Dispersolar, discussed below. Effective July 1, 2021, Ms. Shahak Ravid, our Chief Science Officer, and Mr. Booth, our Chief Technology Officer, were employed by us.

The Company subleases its office space from an individual who is personally indebted to the Company’s Chief Executive Officer. During the year ended December 31, 2021, the Company directed rent payments totaling $45,000 to Mr. Destler as partial repayment of the individual’s indebtedness.

During the year ended December 31, 2021, the Company reimbursed the Company’s Chief Executive Officer $29,000 for contributions made on behalf of the Company to certain members of the United States Congress.

On March 15, 2021, we entered into a consulting agreement with Mr. Klausner to provide the services to develop the Company’s financial model and corporate finance strategy and work on such matters as may be requested from time to time by us. The term of the consulting agreement was three months and expired on June 15, 2021. Mr. Klausner received 10,179 shares of the Opti-Harvest Inc. common stock for his services, estimated to have a fair value of approximately $60,000. On July 1, 2021, Mr. Klausner was appointed to our Board of Directors and appointed Chairman of the Audit Committee.

On May 17, 2021, Mr. Handy was hired by us as our Chief Financial Officer and Director of Operations. Before Mr. Handy’s employment with us, Mr. Handy provided services to us as a consultant to help us prepare for our financial statement audits and prepare our financial statements. During the year ended December 31, 2021, and prior to his date of employment with the Company, Mr. Handy was paid approximately $6,000.

Aaron Danks, son of a director of the Company, was paid for services provided to the Company. Aaron Danks was paid $26,000 for services during the year ended December 31, 2021.